Related party transactions (Detail Textuals) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Termination benefits	$ 0	$ 0	$ 221,624
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Transaction bonuses included in loss from discontinued operations		750,000
Amount payable for services provided recorded within accounts payable and accrued liabilities	$ 4,683	$ 1,000	$ 13,279